Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)		Jun. 30, 2025	Jun. 30, 2024
CURRENT ASSETS
Cash		$ 1,356,601	$ 10,711
Digital assets, net			140,586
Prepaid expenses and other current assets		2,457,913	4,409,914
Due from subsidiaries and the VIE		8,117,149	4,408,299
Assets held for sale		9,999,600
TOTAL CURRENT ASSETS		21,931,263	8,969,510
Other non-current assets
(Deficits) Investments in subsidiaries, consolidated VIE, and VIE’s subsidiaries		(266,366)	6,372,217
TOTAL ASSETS		21,664,897	15,341,727
LIABILITIES AND SHAREHOLDERS’ EQUITY
Other Payable		83,271	32,795
TOTAL CURRENT LIABILITIES		83,271	32,795
TOTAL LIABILITIES		83,271	32,795
SHAREHOLDERS’ EQUITY
Subscription receivable		(15,441)	(15,441)
Additional paid-in capital		55,369,555	42,459,143
Retained earnings		(32,356,441)	(25,468,546)
Accumulated other comprehensive (loss) income		(1,585,437)	(1,705,614)
TOTAL SHAREHOLDERS’ EQUITY		21,581,626	15,308,932
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		21,664,897	15,341,727
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	$ 169,390	$ 39,390

[1]	Retroactively restated to reflect 1-for-10 share consolidation effective on October 26, 2023